Other reserves (Narrative) (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of reserves within equity [line items]
Reserves	£ (6,996)	£ (4,760)
Movements	(26)
Other	9	27	£ (24)
Vesting of deferred share-based payments	(341)	(26)	£ (388)
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Reserves	(4,564)	(3,344)
Movements	(1,220)
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Reserves	565	187
Movements	378
Net gains transferred to net profits	150
Fair value through other comprehensive income reserve [member] | Bonds [member]
Disclosure of reserves within equity [line items]
Changes in fair value	307
Fair value through other comprehensive income reserve [member] | Absa Group Limited [member]
Disclosure of reserves within equity [line items]
Changes in fair value	(515)
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Reserves	(1,914)	(1,002)
Movements	(912)
Changes in fair value	1,458
Net gains transferred to net profits	197
Tax	358
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Reserves	(123)	373
Movements	(496)
Tax	144
Funding spreads	845
Other	209
Other reserves and treasury shares [member]
Disclosure of reserves within equity [line items]
Reserves	(960)	£ (974)
Treasury shares [member]
Disclosure of reserves within equity [line items]
Movements	£ 14